U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2021

Date of reporting period: July 1, 2020 through June 30, 2021

Item 1. Report to Stockholders

June 30, 2021

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2021i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2020 through June 30, 2021 (the “reporting period”). Economic activity fluctuated widely during the reporting period as the economy began recovering from the global pandemic. Real gross domestic product (GDP) expanded at a 33.8% annual rate during the third quarter of 2020. This rapid rate of growth reflected a continued bounce back in activity from depressed levels (the economy contracted at a 31.2% annual rate in the previous quarter). Economic growth then returned to more normal levels during the fourth quarter of 2020 and during the first quarter of 2021, with real GDP increasing at a 4.5% and 6.3% annual rate, respectively. Real GDP increased at an annual rate of 6.5% (advance estimate) during the second quarter of 2021.

The labor market has continued to show signs of improvement. The national unemployment rate has steadily declined as the economy has reopened and ended the reporting period at 5.9%. Joblessness has disproportionately impacted lower-wage workers in the service sector.

Key measures of inflation fluctuated significantly during the reporting period. The second and third quarters were characterized by weak demand and large price declines for some goods and services such as apparel, gasoline, air travel, and hotels. However, as the economy reopened and consumer spending has accelerated, inflation has picked up notably. The Federal Reserve’s (Fed) preferred inflation index, the personal consumption expenditure price index (PCE), increased 3.5% on a year-over-year basis through June, which was above the Fed’s 2.0% inflation target rate. The Fed continues to believe that the recent increase in prices will be transitory in nature.

In testimony before Congress, Fed Chair Powell noted that the recent increase in inflation likely reflects four main factors: (1) base effects (i.e., comparisons with the low prices during the Covid-19 shutdown); (2) a rebound in spending as the economy reopens; (3) pass through of past increases in oil prices to energy prices; and, (4) supply bottlenecks which have limited how quickly production in some sectors can respond in the near term.

The Federal Open Market Committee (FOMC) kept the Fed funds target rate unchanged at 0.00%-0.25% during the reporting period. The Fed has been purchasing $80 billion of Treasuries and $40 billion of mortgage-backed securities on a monthly basis since March 2020 to support the economy. The inflation debate has renewed attention on the issue of when the Federal Reserve will begin to start winding down its asset purchases. The Fed indicated after its most recent meeting which was held in mid-June, that it would continue its purchases at the same pace until “substantial further progress” is made on employment and inflation.

The vast majority of states and cities have emerged from Covid-19 with better than expected revenues. Against this backdrop and flush with federal stimulus dollars, governors and mayors across the country are pushing for large increases in spending. According to data compiled by the National Association of State Budget Officers, total general fund spending proposals rose approximately 5% to $963.6 billion for fiscal year 2022, with 39 states forecasting spending increases. At the federal level, Congress is currently debating passage of additional wide-ranging fiscal policy measures to shore up the economy and social welfare programs.

The municipal bond market posted solid returns during the reporting period. The Bloomberg Barclays Municipal Bond Index (BBMBI), which tracks investment grade municipal securities across all sectors and maturities, provided a total return of 4.17% for the twelve month period ended June 30, 2021. At the end of the reporting period, the BBMBI had a modified adjusted duration of 5.05 years, an average coupon of 4.49%, and an average credit quality of AA2/AA3.

During the reporting period, the riskier sectors of the municipal bond market that were impacted the most by the pandemic outperformed over the 12-month period as the economy reopened and fears of potential default abated. Bonds with longer maturities outperformed bonds with shorter maturities, and lower-rated bonds generally outperformed higher-rated bonds.

A number of factors led to the solid performance during the reporting period. Favorable supply-and-demand dynamics (i.e., very firm demand coupled with lower supply) acted as a tailwind for municipal bond prices. Investors’ appetite for tax-exempt bonds continued to increase and was fueled in part by the prospect of higher marginal tax rates. Bond prices have also been pushed

i

higher (yields lower) as credit quality concerns associated with dislocations caused by Covid-19 have eased dramatically as large amounts of federal stimulus funds have been deployed at the state and local levels.

The Kentucky Tax-Free Income Series provided shareholders a total return of 4.63% for the twelve month period ended June 30, 2021. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 1.86% for the same time period. The Kentucky Tax-Free Short-to-Medium Series had a substantially shorter average duration (2.68 years), causing it to underperform the BBMBI during the reporting period.

In 2020, Kentucky’s real GDP contracted 3.7% rate; the 2019-2020 national change was -3.5%. Kentucky’s 2020 current-dollar GDP was $210.2 billion and ranked 28th in the United States. The state’s annual average unemployment rate at the end of June was 4.4%. In 2020, Kentucky had a per capita personal income of $46,507 which ranked 47th in the United States.

Kentucky’s appropriation supported debt was rated A1 by Moody’s and A- by Standard & Poor’s as of June 30, 2021. Kentucky had net tax-supported debt per capita of $1,965 as of calendar year-end 2020, which is substantially above the state net tax-supported debt median of $1,039 (Source: Moody’s Investors Services, State Government U.S.: Medians — State Debt Rose 2.5% in 2020, Spurred By Pandemic-Linked Borrowing”, June 14, 2021).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 2.84% for the twelve month period ended June 30, 2021. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 0.81% for the same time period. The average durations of the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series were substantially shorter (3.68 and 3.06 years, respectively), causing both funds to underperform the BBMBI during the reporting period.

In 2020, Tennessee’s real GDP contracted 4.9%; the 2019-2020 national average was -3.5%. Tennessee’s 2020 current-dollar GDP was $364.5 billion and ranked 20th in the United States. The state’s annual average unemployment rate at the end of June was 4.9%. In 2020, the state had a per capita personal income of $50,547 which ranked 38th in the United States.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2021. Tennessee had net tax-supported debt per capita of $266 as of calendar year-end 2020, which is substantially below the state net tax-supported debt median of $1,039 (Source: Moody’s Investors Services, State Government U.S: “Medians—State Debt Rose 2.5% in 2020, Spurred By Pandemic-Linked Borrowing”, June 14, 2021).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 3.12% for the twelve month period ended June 30, 2021. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 1.32% for the same time period. The average durations of the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series were shorter (4.98 and 3.51 years, respectively), causing both funds to underperform the BBMBI during the reporting period.

In 2020, North Carolina’s real GDP contracted 2.5%; the 2019-2020 national change was -3.5%. North Carolina’s 2020 current-dollar GDP was $586.1 billion and ranked 11th in the United States. The state’s average annual unemployment rate at the end of June was 4.6%. In 2020, North Carolina had a per capita personal income of $50,086 which ranked 39th in the United States.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2021. North Carolina had net tax-supported debt per capita of $581 as of calendar year-end 2020, which is below the state net tax-supported debt median of $1,039 (Source: Moody’s Investors Services, State Government — U.S.: “Medians — State Debt Rose 2.5% in 2020, Spurred By Pandemic-Linked Borrowing”, June 14, 2021).

The Alabama Tax-Free Income Series provided shareholders with a total return of 2.93% for the twelve month period ended June 30, 2021. The average duration of the Alabama Tax-Free Income Series was shorter (4.77 years), causing it to underperform the BBMBI during the reporting period.

In 2020, Alabama’s real GDP contracted 2.7%; the 2019-2020 national change was -3.5%. Alabama’s 2020 current-dollar GDP was $224.9 billion which ranked 27th in the United States. The state’s average annual unemployment rate at the end of June stood at 3.3%. In 2020, Alabama had a per capita personal income of $46,908 which ranked 46th in the United States.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2021. Alabama had net tax-supported debt per capita of $1,045 as of calendar year-end 2020, which was slightly higher than the state net tax-supported debt median of $1,039 (Source: Moody’s Investors Services, State Government U.S.: “Medians-State Debt Rose 2.5% in 2020, Spurred By Pandemic-Linked Borrowing”, June 14, 2021).

The Mississippi Tax-Free Income Series provided shareholders with a total return of 2.68% for the twelve month period ended June 30, 2021. The average duration of the Mississippi Tax-Free Income Series was shorter (4.31 years), causing it to underperform the BBMBI during the reporting period.

In 2020, Mississippi’s real GDP contracted by 2.8%; the 2019-2020 national change was -3.5%. Mississippi’s 2020 current-dollar GDP was $114.2 billion which ranked 36th in the United States. The state’s average annual unemployment rate at the end of June was 6.2%. In 2020, Mississippi had a per capita personal income of $41,745 which ranked 50th in the United States.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2021. Mississippi has net tax-supported debt per capita of $1,908 as of calendar year-end 2020, which is higher than the state net tax-supported debt median of $1,039 (Source: Moody’s Investors Services, State Government U.S.: “Medians-State Debt Rose 2.5% in 2020, Spurred By Pandemic-Linked Borrowing”, June 14, 2021).

The Intermediate Government Bond Series provided shareholders with a total return of -0.49% for the twelve months ended June 30, 2021. The Bloomberg Barclays U.S. Intermediate Government Bond Index had a total return of -1.14% for the twelve month period ended June 30, 2021.

The Taxable Municipal Bond Series provided shareholders with a total return of 2.72% for the twelve month period ended June 30, 2021. The Bloomberg Barclays Municipal Bond Taxable Index (BBTMI) had a total return of 3.47% for the same time period. The Taxable Municipal Bond Series had a shorter average duration (8.77 years versus 9.69 years for the index) and held a substantially fewer lower-rated bonds, causing it to underperform the BBTMI during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Bloomberg Barclays Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2021. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2021.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	2.05%
Aa/AA	92.60%
A	2.07%
Not Rated	3.28%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	26.49%
School Improvement	21.78%
University Consolidated Education and Building Revenue	13.90%
Public Facilities Revenue	11.15%
Municipal Utility Revenue	10.13%
Miscellaneous Public Improvement	5.69%
Refunding	5.15%
Hospital and Healthcare Revenue	2.23%
Turnpikes/Toll Road/Highway Revenue	2.19%
Other Assets Less Liabilities	1.29%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	49.78%
A	49.02%
Baa/BBB	0.01%
Not Rated	1.19%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	33.34%
School Improvement	14.73%
University Consolidated Education and Building Revenue	13.22%
Municipal Utility Revenue	10.86%
Turnpikes/Toll Road/Highway Revenue	6.62%
Public Facilities Revenue	5.92%
Hospital and Healthcare Revenue	5.42%
Prerefunded	4.56%
Refunding	2.84%
Airport Revenue	0.74%
Ad Valorem Property	0.14%
State and Local Mortgage/Housing Revenue	0.01%
Other Assets Less Liabilities	1.60%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	0.41%
Aa/AA	31.37%
A	68.22%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	24.00%
School Improvement	23.04%
Public Facilities Revenue	16.45%
University Consolidated Education and Building Revenue	10.10%
Turnpikes/Toll Road/Highway Revenue	9.96%
Municipal Utility Revenue	5.69%
Refunding	4.22%
Prerefunded	2.79%
Airport Revenue	1.33%
Other Assets Less Liabilities	2.42%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	89.13%
A	9.65%
Not Rated	1.22%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	28.42%
Prerefunded	26.39%
Turnpikes/Toll Road/Highway Revenue	7.77%
Municipal Utility Revenue	6.92%
Ad Valorem Property	6.40%
Miscellaneous Public Improvement	5.85%
Public Facilities Revenue	5.54%
Refunding	4.60%
School Improvement	3.94%
Hospital and Healthcare Revenue	1.67%
Other Assets Less Liabilities	2.50%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2021.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	5.40%
Aa/AA	79.84%
A	13.60%
Not Rated	1.16%

100.00%

COMPOSITION
% of Net Assets
School Improvement	17.87%
University Consolidated Education and Building Revenue	16.58%
Public Facilities Revenue	16.20%
Municipal Utility Revenue	13.28%
Prerefunded	10.01%
Refunding	7.81%
Hospital and Healthcare Revenue	5.47%
Miscellaneous Public Improvement	3.59%
Turnpikes/Toll Road/Highway Revenue	3.50%
Airport Revenue	3.18%
Lease Revenue	1.04%
Escrowed to Maturity	0.47%
Ad Valorem Property	0.23%
Other Assets Less Liabilities	0.77%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	2.23%
Aa/AA	63.62%
A	34.15%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	23.81%
Refunding	17.36%
Municipal Utility Revenue	16.53%
School Improvement	11.02%
Public Facilities Revenue	8.14%
Prerefunded	4.53%
Turnpikes/Toll Road/Highway Revenue	3.88%
Hospital and Healthcare Revenue	3.53%
Miscellaneous Public Improvement	2.43%
Ad Valorem Property	2.11%
Lease Revenue	1.94%
Escrowed to Maturity	1.71%
Airport Revenue	0.76%
Other Assets Less Liabilities	2.25%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	3.19%
Aa/AA	79.67%
A	17.09%
Not Rated	0.05%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	33.39%
School Improvement	13.79%
Prerefunded	11.55%
Public Facilities Revenue	11.50%
Miscellaneous Public Improvement	8.76%
Hospital and Healthcare Revenue	7.63%
Refunding	5.53%
University Consolidated Education and Building Revenue	4.00%
Airport Revenue	2.99%
Other Assets Less Liabilities	0.86%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	0.36%
Aa/AA	83.50%
A	16.14%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	22.99%
Municipal Utility Revenue	22.53%
Refunding	21.16%
School Improvement	17.84%
University Consolidated Education and Building Revenue	8.59%
Prerefunded	2.07%
Airport Revenue	1.82%
Miscellaneous Public Improvement	0.67%
Other Assets Less Liabilities	2.33%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2021.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	60.30%
Federal Home Loan Bank	34.26%
Federal Home Loan Mortgage Corporation	3.97%
Other Assets Less Liabilities	1.47%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	3.23%
Aa/AA	90.60%
A	6.17%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	33.11%
Public Facilities Revenue	13.95%
School Improvement	8.85%
University Consolidated Education and Building Revenue	8.58%
Refunding	8.28%
State and Local Mortgage/Housing Revenue	7.79%
Marina/Port Authority Revenue	5.50%
Miscellaneous Public Improvement	3.05%
Turnpikes/Toll Road/Highway Revenue	2.96%
Ad Valorem Property	1.80%
Mass Transit	1.78%
Hospital and Healthcare Revenue	1.77%
Airport Revenue	0.89%
Other Assets Less Liabilities	1.69%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

PERFORMANCE DISCLOSURES

Past performance is not indicative of future results. The current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For performance data current to the most recent month-end call 800-866-0614 or visit our website at www.dupree-funds.com.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs. On the other hand, the fund’s performance reflects not only these factors but management costs as well.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.49% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$687,652
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	294,773
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	589,941
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	174,318
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	262,251
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	211,208
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	281,503
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	506,705
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	AA-*	300,000	335,383
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	354,598
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	278,368
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	410,050
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	163,102
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	245,000	257,806
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	426,356
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	152,469
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	492,771
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	857,832
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	391,640
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	342,408

					7,471,134
SCHOOL IMPROVEMENT BONDS
21.78% of Net Assets
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	136,694
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	458,335
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	363,983
Elmore County AL Board of Education	4.000	08/01/2036	Aa3	225,000	268,436
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	296,378
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	275,883
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	386,789
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	375,768
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	191,786
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	287,525
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	434,036
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	784,786
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	279,880
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	277,685
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	410,141
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	276,073
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	30,032
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	304,803
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	304,195

					6,143,208
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.90% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	394,144
AL State Public School & College Authority	4.000	11/01/2038	Aa1	250,000	305,718
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	433,215
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	289,895
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	351,698
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	246,782
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	247,223
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	308,368
University of AL Huntsville	5.000	09/01/2038	Aa3	500,000	622,755
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	535,933
University of South AL	5.000	04/01/2044	A1	150,000	185,808

					3,921,539

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
11.15% of Net Assets
Adamsville AL Warrants	3.000%	09/01/2045	AA*	$250,000	$272,798
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,154
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,646
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,391
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	615,114
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	306,828
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	289,393
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	568,595
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	438,914
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	119,851
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	143,203

					3,145,887
MUNICIPAL UTILITY REVENUE BONDS
10.13% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	237,048
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	118,255
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	279,783
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	287,600
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	257,933
Coosa Valley Water Supply	4.000	10/01/2036	AA-*	150,000	181,196
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	141,266
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	454,204
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	288,490
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	434,160
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	178,236

					2,858,171
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.69% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	273,333
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	296,163
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	313,840
Birmingham AL Warrants	4.000	06/01/2046	Aa3	600,000	723,113

					1,606,449
REFUNDING BONDS
5.15% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	621,595
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	831,079

					1,452,674
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.23% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	628,270

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.19% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	293,453
AL State Highway Finance Corporation	5.000	08/01/2040	Aa2	250,000	324,062

					617,515

Total Investments (cost $25,845,592) (See (a) below for further explanation) 98.71% of Net Assets					$27,844,847

Other assets in excess of liabilities 1.29%					364,265

Net Assets 100%					$28,209,112

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2021

@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $25,845,592 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,004,071
Unrealized depreciation	(4,816)

Net unrealized appreciation	$1,999,255

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	27,844,847
Level 3	Significant Unobservable Inputs	—

$27,844,847

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $25,845,592)		$27,844,847
Cash		143,421
Receivable for fund shares sold		37,000
Interest receivable		295,198

Total assets		28,320,466
LIABILITIES:
Payable for:
Distributions to shareholders	83,653
Fund shares redeemed	4,704
Investment advisory fee	7,195
Transfer agent fee	7,212
Professional fees	2,796
Custodian expense	1,237
Trustees fees	1,050
Accrued expenses	3,507

Total liabilities		111,354

NET ASSETS:
Capital		26,208,199
Total distributable earnings		2,000,913

Net assets at value		$28,209,112

NET ASSET VALUE, offering price and redemption price per share (2,194,193 shares outstanding; unlimited number of shares authorized; no par value)		$12.86

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$819,520

Expenses:
Investment advisory fee	138,312
Transfer agent fee	39,195
Custodian expense	8,658
Professional fees	6,222
Compliance fees	7,201
Pricing fees	6,001
Registration fees	5,064
Trustees fees	2,873
Other expenses	6,682

Total expenses	220,208
Fees waived by Adviser (Note 2)	(26,544)
Custodian expense reduction (Note 7)	(36)

Net expenses	193,628

Net investment income	625,892

Realized and unrealized gain on investments:
Net realized gain	73,063
Net change in unrealized appreciation/depreciation	100,184

Net realized and unrealized gain on investments	173,247

Net increase in net assets resulting from operations	$799,139

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$625,892	$680,102
Net realized gain on investments	73,063	18,246
Net change in unrealized appreciation/depreciation	100,184	680,806

Net increase in net assets resulting from operations	799,139	1,379,154
Total distributions (Note 6)	(625,892)	(680,102)
Net Fund share transactions (Note 4)	681,869	501,183

Total increase	855,116	1,200,235
Net assets:
Beginning of year	27,353,996	26,153,761

End of year	$28,209,112	$27,353,996

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$12.78	$12.43	$12.08	$12.29	$12.77

Income from investment operations:
Net investment income	0.29	0.33	0.34	0.36	0.37
Net gains/(losses) on investments	0.08	0.35	0.35	(0.21)	(0.48)

Total from investment operations	0.37	0.68	0.69	0.15	(0.11)
Less distributions:
Distributions from net investment income	(0.29)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of year	$12.86	$12.78	$12.43	$12.08	$12.29

Total return	2.93%	5.49%	5.80%	1.24%	(0.82)%
Net assets, end of year (in thousands)	$28,209	$27,354	$26,154	$25,255	$26,555
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.80%	0.82%	0.84%	0.82%	0.78%
Ratio of net investment income to average net assets	2.26%	2.58%	2.79%	2.96%	3.00%
Portfolio turnover	13.38%	6.98%	16.54%	13.83%	6.95%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
33.34% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$407,431
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	287,623
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	477,535
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	314,448
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	478,745
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	493,999
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	798,254
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	520,444
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	860,371
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,650,828
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,152,150
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,338,419
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	601,189
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	1,102,011
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	905,000	992,450
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,163,272
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,268,186
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	1,059,694
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	1,067,790
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	1,015,077
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	1,016,397
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	1,052,487
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	1,075,348
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	1,110,331
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	1,135,092
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	1,111,947
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	1,147,388
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	451,261
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	461,377
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	481,851
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	1,174,657
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,406,160
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,267,047
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,367,928
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,479,415
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,237,263
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,557,579
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,896,547
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,406,647
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,897,794
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,349,890
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,121,819
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,130,495
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,857,950
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,690,513
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,310,051
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,153,357
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,717,075
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,920,678
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,770,944
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,167,620
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,216,825
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,290,402
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,367,189
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,838,568
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,340,452

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #115	5.000%	04/01/2028	A1	$5,000,000	$6,146,750
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,543,371
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,952,793
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	17,469,560
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	6,037,550
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,172,762
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,482,093
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,312,576
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	7,065,259
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	6,133,918
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,374,996
KY State Property & Building #119	5.000	05/01/2030	A1	3,920,000	4,909,408
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	898,841
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	12,287,700
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	12,265,800
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	942,226
KY State Property & Building #119	4.000	05/01/2038	A1	265,000	302,336
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	1,002,739
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,256,490
KY State Property & Building #122	4.000	11/01/2034	A1	750,000	871,298
KY State Property & Building #122	4.000	11/01/2035	A1	2,500,000	2,909,950
KY State Property & Building #122	4.000	11/01/2036	A1	1,750,000	2,026,465
KY State Property & Building #122	4.000	11/01/2037	A1	3,000,000	3,496,470
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	790,270
KY State Property & Building #122	4.000	11/01/2038	A1	6,595,000	7,612,345
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	11,209,260
KY State Property & Building #124	5.000	11/01/2034	A1	2,000,000	2,628,020
KY State Property & Building #124	5.000	11/01/2037	A1	7,530,000	9,840,806
KY State Property & Building #124	5.000	11/01/2038	A1	7,915,000	10,327,885
KY State Property & Building #124	5.000	11/01/2039	A1	8,325,000	10,837,568
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	4,101,746

					336,237,511
SCHOOL IMPROVEMENT BONDS
14.73% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,140,349
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,508,399
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,596,997
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,719,834
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,068,703
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,373,438
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,495,199
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,564,679
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,515,058
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,029,331
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,966,162
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,414,082
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,978,922
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,826,438
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,232,075
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	727,297
Hopkins County KY School District Finance Corporation	3.000	02/01/2031	A1	1,235,000	1,383,348
Hopkins County KY School District Finance Corporation	3.000	02/01/2032	A1	1,000,000	1,117,060
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,131,585
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,190,340
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,186,714
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,744,918
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,737,506
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,771,301

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	4.000%	06/01/2033	Aa3	$4,310,000	$4,949,259
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,333,844
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,062,951
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	4,010,055
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,395,363
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,449,478
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,417,975
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,458,385
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,507,948
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,500,203
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,546,504
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,710,248
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,122,835
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,785,108
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,555,529
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,129,598
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,637,208
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,558,740
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,698,510
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,745,010
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	7,102,805
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,413,220

					148,510,511
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.22% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,445,306
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,652,292
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,966,976
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,650,090
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,466,043
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,635,323
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	238,404
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	575,000	626,497
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	425,000	504,913
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	645,000	699,135
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	3,245,000	3,819,884
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	2,950,000	3,478,434
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	3,365,683
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,536,938
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,710,379
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,333,300
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	5,073,512
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	3,313,954
Murray State University	5.000	03/01/2032	A1	2,220,000	2,541,722
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,049,424
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,207,843
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,428,294

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Kentucky Certificate of Participation	4.000%	05/01/2044	Aa3	$3,755,000	$4,326,511
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,358,408
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,119,163
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	18,180,322
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	7,993,063
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,234,554
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,206,773
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,214,053
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,582,777
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,628,324
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,711,726
Western KY University	4.000	09/01/2034	A1	575,000	660,750
Western KY University	4.000	09/01/2035	A1	595,000	680,829
Western KY University	4.000	09/01/2036	A1	620,000	703,092

					133,344,691
MUNICIPAL UTILITY REVENUE BONDS
10.86% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2	6,100,000	7,070,937
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	787,915
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	821,403
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	860,502
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	905,216
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	946,030
KY Bond Development Corporation	5.000	09/01/2030	A2	2,515,000	3,265,979
KY Bond Development Corporation	5.000	09/01/2031	A2	2,645,000	3,432,284
KY Bond Development Corportatin	5.000	09/01/2032	A2	2,780,000	3,583,837
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,155,265
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	938,001
KY Rural Water Financing Corporation	3.000	02/01/2032	A+*	240,000	264,814
KY Rural Water Financing Corporation	3.000	02/01/2033	A+*	370,000	406,031
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	295,000	295,797
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	473,805
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	482,089
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,637,046
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,112,710
Louisville & Jefferson County Metropolitan Sewer **	5.000	05/15/2034	Aa3	27,730,000	28,239,400
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,537,918
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,444,845
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,554,181
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,715,068
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,174,896
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	11,806,100
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,624,685
Northern KY Water District	5.000	02/01/2026	Aa2	1,000,000	1,028,460
Northern KY Water District	5.000	02/01/2027	Aa2	4,315,000	4,437,287
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	281,142
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	312,741
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	346,166
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	226,654
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	367,578
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	462,788
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,386,707
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,474,565
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,231,697
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,423,881

					109,516,420

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
6.62% of Net Assets
KY Asset Liability Commission Federal Highway	5.250%	09/01/2025	A2	$3,400,000	$3,754,246
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,499,134
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,181,063
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,573,743
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,809,200
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,850,775
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,533,738
KY State Turnpike Economic Development Road Revenue **	5.000	07/01/2031	Aa3	9,350,000	9,770,376
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,533,842
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,177,639
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,153,090
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,441,500
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,341,715
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	486,488
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	608,430

					66,714,979
PUBLIC FACILITIES REVENUE BONDS
5.92% of Net Assets
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,563,622
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,489,480
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,393,403
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,756,050
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,574,721
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,902,285
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	6,129,500
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,717,769
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,509,102
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,656,058
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,716,604
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,782,668
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,853,280
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,918,879
Laurel County KY Judicial Center	5.000	03/01/2025	A1	500,000	575,785
Lexington Fayette Urban County Government — Court Facilities	4.000	10/01/2030	A1	785,000	911,322
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,725,000	3,030,445
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,217,325
Nicholasville KY General Obligation	3.500	05/01/2030	AA*	1,480,000	1,660,634
Nicholasville KY General Obligtion	5.000	02/01/2029	AA*	1,160,000	1,485,774
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	815,798
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,022,842
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,261,999
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,066,171
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,115,128
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,381,163
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,179,695
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,234,310
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,523,772
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	913,407
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	936,987
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,393,073

					59,689,051
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.42% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	2,053,788
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,576,510

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000%	05/01/2036	AA*	$1,200,000	$1,354,980
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,430,735
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,220,380
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	8,146,463
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	4,342,685
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,901,430
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2039	A*	4,500,000	5,233,500
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	2,000,000	2,322,680
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	2,000,000	2,120,100
Warren County KY Hospital	5.000	04/01/2032	A+*	800,000	1,088,456
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,750,950
Warren County KY Hospital	5.000	04/01/2035	A+*	1,025,000	1,109,901

					54,652,558
PREREFUNDED BONDS
4.56% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	843,486
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,114,595
KY State Property & Building #100	5.000	08/01/2027	A1	610,000	612,507
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,021,018
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,120,961
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,226,956
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,310,725
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,499,612
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,593,994
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,803,730
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	952,938
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	400,931
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,958,172
Louisville & Jefferson County Catholic Health Initiatives **	5.000	12/01/2035	NR	11,290,000	11,785,405
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,686,801
University of Louisville General Receipts	5.000	09/01/2030	A+*	440,000	443,546
University of Louisville General Receipts	5.000	09/01/2031	A+*	2,580,000	2,599,789

					45,975,166
REFUNDING BONDS
2.84% of Net Assets
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	311,209
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	18,928,800
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	430,475
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,167,018
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,799,857

					28,637,359
AIRPORT REVENUE BONDS
.74% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	284,962
Kenton County Airport	5.000	01/01/2034	A1	275,000	349,088
Kenton County Airport	5.000	01/01/2035	A1	300,000	380,085
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,220,241
Kenton County Airport	5.000	01/01/2037	A1	670,000	846,666
Kenton County Airport	5.000	01/01/2038	A1	500,000	630,210
Kenton County Airport	5.000	01/01/2039	A1	500,000	629,395
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	3,116,700

					7,457,347
AD VALOREM PROPERTY BONDS
.14% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,361,719

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.01% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100%	01/01/2024	Baa2	$140,000	$140,517

Total Investments (cost $922,550,104) (See (a) below for further explanation) 98.40% of Net Assets					$992,237,829

Other assets in excess of liabilities 1.60%					16,141,223

Net Assets 100%					$1,008,379,052

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $922,550,104 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$69,753,541
Unrealized depreciation	(65,816)

Net unrealized appreciation	$69,687,725

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	992,237,829
Level 3	Significant Unobservable Inputs	—

$992,237,829

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $922,550,104)		$992,237,829
Cash		9,846,422
Receivable for fund shares sold		135,337
Interest receivable		10,788,946

Total assets		1,013,008,534
LIABILITIES:
Payable for:
Distributions to shareholders	2,733,716
Fund shares redeemed	1,176,270
Investment advisory fee	309,477
Transfer agent fee	99,679
Professional fees	176,783
Trustees fees	42,183
Custodian expense	10,440
Accrued expenses	80,934

Total liabilities		4,629,482

NET ASSETS:
Capital		938,654,319
Total distributable earnings		69,724,733

Net assets at value		$1,008,379,052

NET ASSET VALUE, offering price and redemption price per share (125,713,677 shares outstanding; unlimited number of shares authorized; no par value)		$8.02

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$30,050,955

Expenses:
Investment advisory fee	3,735,127
Transfer agent fee	1,200,481
Professional fees	223,062
Trustees fees	103,419
Custodian expense	99,020
Pricing fees	25,550
Registration expense	4,272
Compliance fees	7,300
Other expenses	132,001

Total expenses	5,530,232
Custodian expense reduction (Note 7)	(412)

Net expenses	5,529,820

Net investment income	24,521,135

Realized and unrealized gain on investments:
Net realized gain	386,956
Net change in unrealized appreciation/depreciation	20,472,215

Net realized and unrealized gain on investments	20,859,171

Net increase in net assets resulting from operations	$45,380,306

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$24,521,135	$25,818,863
Net realized gain on investments	386,956	360,854
Net change in unrealized appreciation/depreciation	20,472,215	2,399,952

Net increase in net assets resulting from operations	45,380,306	28,579,669
Total distributions (Note 6)	(25,026,594)	(25,818,863)
Net Fund share transactions (Note 4)	14,136,385	1,864,092

Total increase	34,490,097	4,624,898
Net assets:
Beginning of year	973,888,955	969,264,057

End of year	$1,008,379,052	$973,888,955

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$7.86	$7.83	$7.60	$7.76	$8.06

Income from investment operations:
Net investment income	0.20	0.21	0.22	0.23	0.24
Net gains/(losses) on investments	0.16	0.03	0.24	(0.16)	(0.30)

Total from investment operations	0.36	0.24	0.46	0.07	(0.06)
Less distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.22)	(0.23)	(0.24)
Distributions from capital gains	0.00 (b)	0.00	(0.01)	0.00 (b)	0.00 (b)

Total distributions	(0.20)	(0.21)	(0.23)	(0.23)	(0.24)

Net asset value, end of year	$8.02	$7.86	$7.83	$7.60	$7.76

Total return	4.63%	3.08%	6.22%	0.93%	(0.70)%
Net assets, end of year (in thousands)	$1,008,379	$973,889	$969,264	$954,333	$990,213
Ratio of net expenses to average net assets (a)	0.56%	0.56%	0.57%	0.56%	0.55%
Ratio of gross expenses to average net assets	0.56%	0.56%	0.57%	0.56%	0.55%
Ratio of net investment income to average net assets	2.46%	2.66%	2.88%	2.98%	3.05%
Portfolio turnover	5.92%	4.59%	10.23%	16.81%	10.44%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
24.00% of Net Assets
KY State Property & Building #106	5.000%	10/01/2021	A1	$750,000	$758,723
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	828,105
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,609,848
KY State Property & Building #106	5.000	10/01/2026	A1	1,000,000	1,102,340
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	960,068
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	885,215
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,920,135
Somerset KY	5.000	06/01/2028	A2	605,000	765,010
Somerset KY	5.000	06/01/2029	A2	380,000	490,766
Somerset KY	4.000	06/01/2030	A2	415,000	502,183

					10,822,393
SCHOOL IMPROVEMENT BONDS
23.04% of Net Assets
Barren County KY School District Finance Corporation **	5.000	08/01/2022	A1	930,000	976,937
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	548,060
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	838,267
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	316,482
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	545,550
Fayette County KY School District Finance Corporation **	5.000	08/01/2023	Aa3	1,000,000	1,095,020
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	828,197
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	542,535
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	617,441
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	919,877
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	511,965
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	283,665
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,038,888
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	234,758
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	336,421
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	749,266

					10,383,329
PUBLIC FACILITIES REVENUE BONDS
16.45% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,004,607
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	330,516
KY State Property & Building #109 **	5.000	10/01/2022	A1	1,000,000	1,059,890
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	643,992
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	796,628
Livingston County KY Public Properties	5.000	08/01/2022	A1	375,000	393,926
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	628,460
River City, Inc. Parking Authority	5.000	12/01/2024	Aa3	340,000	392,057
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	799,078
Warren County KY Justice Center Expansion Corporation **	5.000	09/01/2023	A1	1,250,000	1,368,925

					7,418,079
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.10% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	206,939
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	822,105
University of Louisville	5.000	03/01/2024	A1	350,000	390,226
University of Louisville **	5.000	03/01/2024	A1	2,000,000	2,229,860
University of Louisville	4.000	09/01/2030	A1	745,000	905,562

					4,554,692
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.96% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	571,170
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	644,846

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Asset Liability Project Notes	4.000%	09/01/2023	A2	$250,000	$269,760
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,333,143
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,672,734

					4,491,653
MUNICIPAL UTILITY REVENUE BONDS
5.69% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,158,630
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	476,987
KY Rural Water Finance Corporation	4.500	08/01/2021	A+	35,000	35,098
Northern KY Water	5.000	02/01/2026	A+	815,000	894,780

					2,565,495
REFUNDING BONDS
4.22% of Net Assets
KY State Property & Building #104 **	5.000	11/01/2021	A2	1,000,000	1,015,530
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	210,342
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	677,172

					1,903,044
PREREFUNDED BONDS
2.79% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	179,960
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	628,836
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	89,085
Warren County Hospital	5.000	04/01/2023	A+*	340,000	360,563

					1,258,444
AIRPORT REVENUE BONDS
1.33% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	599,070

Total Investments (cost $42,060,463) (See (a) below for further explanation) 97.58% of Net Assets					$43,996,199

Other assets in excess of liabilities 2.42%					1,092,431

Net Assets 100%					$45,088,630

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $42,060,463 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,935,736
Unrealized depreciation	—

Net unrealized appreciation	$1,935,736

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	43,996,199
Level 3	Significant Unobservable Inputs	—

$43,996,199

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $42,060,463)		$43,996,199
Cash		611,066
Interest receivable		578,928

Total assets		45,186,193
LIABILITIES:
Payable for:
Distributions to shareholders	27,073
Fund shares redeemed	829
Investment advisory fee	16,547
Transfer agent fee	5,945
Audit fees	9,439
Professional fees	6,655
Custodian expense	5,086
Trustees fees	2,470
Accrued expenses	23,519

Total liabilities		97,563

NET ASSETS:
Capital		43,243,835
Total distributable earnings		1,844,795

Net assets at value		$45,088,630

NET ASSET VALUE, offering price and redemption price per share (8,326,182 shares outstanding; unlimited number of shares authorized; no par value)		$5.42

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$1,111,896

Expenses:
Investment advisory fee	236,165
Transfer agent fee	62,680
Registration expense	11,729
Custodian expense	11,729
Professional fees	10,860
Compliance fees	7,300
Pricing fees	7,300
Trustees fees	4,978
Other expenses	15,255

Total expenses	367,996
Fees waived by Adviser (Note 2)	(37,445)
Custodian expense reduction (Note 7)	(49)

Net expenses	330,502

Net investment income	781,394

Realized and unrealized gain on investments:
Net realized gain	23,245
Net change in unrealized appreciation/depreciation	(6,514)

Net realized and unrealized gain on investments	16,731

Net increase in net assets resulting from operations	$798,125

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$781,394	$865,554
Net realized gain on investments	23,245	146,952
Net change in unrealized appreciation/depreciation	(6,514)	399,130

Net increase in net assets resulting from operations	798,125	1,411,636
Total distributions (Note 6)	(781,394)	(865,554)
Net Fund share transactions (Note 4)	(2,316,932)	(8,575,765)

Total decrease	(2,300,201)	(8,029,683)
Net assets:
Beginning of year	47,388,831	55,418,514

End of year	$45,088,630	$47,388,831

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021		2020	2019	2018	2017
Net asset value, beginning of year	$5.41		$5.36	$5.22	$5.33	$5.45

Income from investment operations:
Net investment income	0.09		0.09	0.09	0.09	0.10
Net gains/(losses) on investments	0.01	(b)	0.05	0.14	(0.11)	(0.12)

Total from investment operations	0.10		0.14	0.23	(0.02)	(0.02)
Less distributions:
Distributions from net investment income	(0.09)		(0.09)	(0.09)	(0.09)	(0.10)

Net asset value, end of year	$5.42		$5.41	$5.36	$5.22	$5.33

Total return	1.86%		2.66%	4.56%	(0.32)%	(0.44)%
Net assets, end of year (in thousands)	$45,089		$47,389	$55,419	$62,646	$72,172
Ratio of net expenses to average net assets (a)	0.70%		0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.78%		0.78%	0.77%	0.75%	0.73%
Ratio of net investment income to average net assets	1.66%		1.70%	1.81%	1.76%	1.79%
Portfolio turnover	10.00%		2.75%	4.88%	4.69%	14.84%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.42% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$506,515
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	147,329
MS Development Bank Special Obligation Gulf Coast Community Project **	4.000	12/01/2034	AA-*	300,000	343,605
MS Development Bank Special Obligation Itawamba Community College	4.000	10/01/2040	AA-*	350,000	411,438
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	264,170
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	156,714
MS State University	4.000	08/01/2033	Aa2	140,000	162,226
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	278,161
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	291,283
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	248,376
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	433,577

					3,243,394
PREREFUNDED BONDS
26.39% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	107,183
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	173,330
MS Development Bank Special Obligation Canton **	5.750	10/01/2031	A2	370,000	375,206
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	776,110
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	NR	125,000	135,424
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	50,000	51,216
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	55,713
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	180,000	182,214
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	175,740
MS State University Educational Building Corporation Revenue **	5.250	08/01/2038	Aa2	300,000	331,323
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	648,186

					3,011,645
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.77% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	231,060
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	366,072
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	203,551
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	86,084

					886,767
MUNICIPAL UTILITY REVENUE BONDS
6.92% of Net Assets
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	AA*	150,000	171,283
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2036	AA*	215,000	258,703
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2038	AA*	150,000	179,795
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	179,354

					789,135
AD VALOREM PROPERTY BONDS
6.40% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project	4.000	02/01/2040	Aa3	250,000	296,193
MS Development Bank Special Obligation Hinds County Schools	5.000	03/01/2043	Aa3	350,000	433,730

					729,923
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.85% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	110,978
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	145,151
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	154,816
MS Development Bank Special Obligation Jackson Sales Tax Revenue	5.000	09/01/2029	A*	200,000	256,818

					667,763

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
5.54% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement **	4.000%	08/01/2033	AA*	$300,000	$345,162
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	171,459
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	115,121

					631,742
REFUNDING BONDS
4.60% of Net Assets
MS State Refunding	5.000	10/01/2033	Aa2	150,000	186,792
MS State Refunding **	4.000	10/01/2036	Aa2	290,000	338,389

					525,181
SCHOOL IMPROVEMENT BONDS
3.94% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	117,915
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	80,000	85,923
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	115,891
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	130,053

					449,782
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.67% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	60,000	64,410
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	126,639

					191,049

Total Investments (cost $10,393,932) (See (a) below for further explanation) 97.50% of Net Assets					$11,126,381

Other assets in excess of liabilities 2.50%					285,269

Net Assets 100%					$11,411,650

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $10,393,932 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$732,708
Unrealized depreciation	(259)

Net unrealized appreciation	$732,449

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,126,381
Level 3	Significant Unobservable Inputs	—

$11,126,381

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $10,393,932)		$11,126,381
Cash		211,658
Interest receivable		134,588

Total assets		11,472,627
LIABILITIES:
Payable for:
Distributions to shareholders	37,856
Fund shares redeemed	2,315
Investment advisory fee	2,702
Transfer agent fee	3,066
Professional fees	5,888
Custodian expense	2,023
Trustee fees	741
Accrued expenses	6,386

Total liabilities		60,977

NET ASSETS:
Capital		10,659,184
Total distributable earnings		752,466

Net assets at value		$11,411,650

NET ASSET VALUE, offering price and redemption price per share (920,320 shares outstanding; unlimited number of shares authorized; no par value)		$12.40

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$331,291

Expenses:
Investment advisory fee	56,839
Transfer agent fee	17,052
Registration fees	10,008
Compliance expense	6,994
Custodian expense	6,201
Pricing expense	4,500
Professional fees	2,564
Trustees fees	1,179
Other expenses	3,335

Total expenses	108,672
Fees waived by Adviser (Note 2)	(29,061)
Custodian expense reduction (Note 7)	(26)

Net expenses	79,585

Net investment income	251,706

Realized and unrealized gain on investments:
Net realized gain	20,016
Net change in unrealized appreciation/depreciation	30,371

Net realized and unrealized gain on investments	50,387

Net increase in net assets resulting from operations	$302,093

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$ 251,706	$ 275,568
Net realized gain on investments	20,016	34,775
Net change in unrealized appreciation/depreciation	30,371	99,042

Net increase in net assets resulting from operations	302,093	409,385
Total distributions (Note 6)	(272,976)	(289,777)
Net Fund share transactions (Note 4)	271,443	(333,019)

Total increase/(decrease)	300,560	(213,411)
Net assets:
Beginning of year	11,111,090	11,324,501

End of year	$11,411,650	$11,111,090

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$12.37	$12.21	$11.92	$12.14	$12.55

Income from investment operations:
Net investment income	0.27	0.31	0.33	0.33	0.34
Net gains/(losses) on investments	0.05	0.18	0.29	(0.22)	(0.41)

Total from investment operations	0.32	0.49	0.62	0.11	(0.07)
Less distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.33)	(0.33)	(0.34)
Distributions from capital gains	(0.02)	(0.02)	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.29)	(0.33)	(0.33)	(0.33)	(0.34)

Net asset value, end of year	$12.40	$12.37	$12.21	$11.92	$12.14

Total return	2.68%	4.01%	5.29%	0.99%	(0.48)%
Net assets, end of year (in thousands)	$11,412	$11,111	$11,325	$11,615	$12,448
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.96%	0.99%	0.97%	0.92%	0.85%
Ratio of net investment income to average net assets	2.21%	2.51%	2.75%	2.75%	2.80%
Portfolio turnover	8.85%	10.26%	4.65%	7.26%	14.06%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
17.87% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa2	$250,000	$292,228
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	292,335
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	152,748
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	289,850
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	925,285
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,711,065
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,916,294
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	886,643
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,324,960
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	598,960
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	876,353
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,007,682
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	236,492
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,540,162
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,277,512
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	583,400
Orange County NC	3.000	11/15/2038	Aa1	700,000	794,052
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	579,900
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	634,222
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	365,898
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	298,555
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	350,000	416,181
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	493,029
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	596,770
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	387,032
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,323,173
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	917,977
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,387,573
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	415,968
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	699,745
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	860,415
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	910,343
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,732,783
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	407,936

					29,133,521
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.58% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	581,275
Appalachian NC State University**	5.000	05/01/2036	A1	1,000,000	1,240,520
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,686
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	326,238
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	319,694
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,027,400
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	382,413
Scotland County NC	5.000	12/01/2033	A*	250,000	300,475
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,590,084
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	868,778
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	305,878
University of NC at Charlotte Board of Governors	4.000	10/01/2040	Aa3	305,000	362,673
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,165,360
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	464,596
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	290,080
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	289,755
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,046,836
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,004,795
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	872,063
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	579,980

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Greensboro	5.000%	04/01/2038	Aa3	$425,000	$523,247
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,191,670
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	456,429
University of NC Wilmington	4.000	10/01/2037	Aa3	750,000	896,948
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	479,160
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,604,167
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	633,661
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	561,335
University of North Carolina	5.000	10/01/2033	A3	30,000	30,084
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,217,500
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,231,890
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	958,682

					27,029,352
PUBLIC FACILITIES REVENUE BONDS
16.20% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,199,220
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,590,190
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	598,365
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,192,600
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	240,116
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	287,479
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	758,292
Durham Capital Financing Corporation	4.000	06/01/2036	Aa1	300,000	366,594
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	328,668
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	303,623
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,184,650
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	346,544
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,249,110
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	294,158
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	587,400
Hoke County NC Limited Obligation	3.000	06/01/2038	Aa3	500,000	554,280
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	750,000	828,548
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	827,115
Johnston County NC Limited Obligation	4.000	04/01/2035	Aa2	360,000	438,170
Johnston County NC Limited Obligation	4.000	04/01/2037	Aa2	975,000	1,178,668
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	559,530
Moore County NC	3.000	06/01/2039	Aa2	790,000	883,378
Moore County NC	3.000	06/01/2040	Aa2	650,000	724,315
Mooresville NC Limited Obligation	3.000	10/01/2038	Aa2	200,000	223,806
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	583,610
Orange County NC	4.000	10/01/2036	Aa1	375,000	452,681
Orange County NC	4.000	10/01/2037	Aa1	375,000	452,681
Orange County NC	4.000	10/01/2038	Aa1	275,000	331,251
Orange County NC	4.000	10/01/2038	Aa1	765,000	919,499
Orange County NC	4.000	10/01/2039	Aa1	200,000	240,392
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,624,421
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	299,843
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	299,198
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	798,982
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	594,545
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	584,815
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	281,055
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	207,257

					26,415,049
MUNICIPAL UTILITY REVENUE BONDS
13.28% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	577,880
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa3	1,000,000	1,180,710

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$623,145
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	877,853
Charlotte NC Storm Water Fee Revenue	3.000	12/01/2036	Aaa	250,000	284,000
Charlotte NC Storm Water Fee Revenue	3.000	12/01/2037	Aaa	250,000	282,590
Charlotte NC Water & Sewer System	4.000	07/01/2046	Aaa	1,050,000	1,270,290
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,171,270
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,192,890
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	661,434
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	290,205
Greensboro NC Enterprise System Revenue	4.000	06/01/2045	Aa1	1,965,000	2,353,736
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	856,155
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	177,158
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	375,255
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	291,542
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	263,405
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,282,227
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	586,880
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	537,403
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	538,110
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,068,413
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	597,955
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	415,000	491,854
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,750,000	1,916,635
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,331,429
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	582,975

					21,663,399
PREREFUNDED BONDS
10.01% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	335,136
Durham Capital Financing Corporation	4.000	06/01/2043	Aa1	1,000,000	1,072,160
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	545,750
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	543,260
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,370,674
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	599,250
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,383,820
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	522,225
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	830,333
New Hanover County NC Hospital Revenue New Hanover Regional Medical**	5.000	10/01/2034	NR	1,500,000	1,883,473
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	793,163
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	553,915
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	672,481
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,130,220
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,695,330
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	518,200
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	873,688

					16,323,078
REFUNDING BONDS
7.81% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	276,248
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,167,220
Charlotte NC Certificate of Participation	5.000	06/01/2026	Aa1	1,455,000	1,459,512
Charlotte NC Certificate of Participation	5.000	06/01/2027	Aa1	775,000	778,007
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	914,315
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	876,053
Chatham County NC	5.000	11/01/2032	Aa2	825,000	977,411
Durham County NC	4.000	06/01/2036	Aaa	225,000	272,268
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	291,190

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Monroe NC Limited Obligation**	5.000%	03/01/2039	Aa3	$1,250,000	$1,482,560
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	538,966
Pitt County NC Certificate of Participation	5.000	04/01/2027	Aa2	500,000	518,200
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	290,048
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	569,650
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,155,710
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	577,530
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	449,881
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	144,648

					12,739,417
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.47% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	737,683
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,599,690
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	263,928
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2039	A2	550,000	643,583
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	871,913
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,604,355
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,052,240
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	210,242
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2040	A2	750,000	875,685
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,062,240

					8,921,559
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.59% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	701,856
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,243,968
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	426,346
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	346,810
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,757,295
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	411,233
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	416,612
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	556,345

					5,860,465
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.50% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	230,942
NC State Limited Obligation	4.000	05/01/2035	Aa1	100,000	122,842
NC State Limited Obligation Build NC Bonds	4.000	05/01/2034	Aa1	670,000	802,144
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	630,615
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	3,036,065
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	294,863
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	586,985

					5,704,456
AIRPORT REVENUE BONDS
3.18% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,245,201
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	309,435
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	579,905
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	866,418
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,621,787
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	565,814

					5,188,560
LEASE REVENUE BONDS
1.04% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,697,250

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
ESCROWED TO MATURITY BONDS
.47% of Net Assets
NC Eastern Municipal Power Agency	6.000%	01/01/2022	A3	$750,000	$771,930

AD VALOREM PROPERTY BONDS
.23% of Net Assets
Raleigh NC Limited Obligation	4.000	06/01/2034	Aa1	300,000	369,423

Total Investments (cost $150,757,324) (See (a) below for further explanation) 99.23% of Net Assets					161,817,459

Other assets in excess of liabilities .77%					1,251,391

Net Assets 100%					$163,068,850

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $150,757,324 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$11,094,423
Unrealized depreciation	(34,288)

Net unrealized appreciation	$11,060,135

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	161,817,459
Level 3	Significant Unobservable Inputs	—

$161,817,459

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $150,757,324)		$161,817,459
Cash		419,300
Receivable for fund shares sold		13,968
Interest receivable		1,351,515

Total assets		163,602,242
LIABILITIES:
Payable for:
Distributions to shareholders	271,257
Fund shares redeemed	127,820
Investment advisory fee	65,522
Transfer agent fee	27,260
Trustees fees	3,177
Professional fees	16,781
Custodian expense	3,727
Accrued expenses	17,848

Total liabilities		533,392

NET ASSETS:
Capital		153,458,157
Total distributable earnings		9,610,693

Net assets at value		$163,068,850

NET ASSET VALUE, offering price and redemption price per share (13,530,455 shares outstanding; unlimited number of shares authorized; no par value)		$12.05

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$4,468,581

Expenses:
Investment advisory fee	774,158
Transfer agent fee	200,748
Professional fees	36,871
Custodian expense	23,159
Trustees fees	16,938
Pricing fees	13,501
Registration fees	7,213
Compliance expense	7,202
Other expenses	26,000

Total expenses	1,105,790
Fees waived by Adviser (Note 2)	(63)
Custodian expense reduction (Note 7)	(96)

Net expenses	1,105,631

Net investment income	3,362,950

Realized and unrealized gain on investments:
Net realized gain	132,706
Net change in unrealized appreciation/depreciation	1,574,326

Net realized and unrealized gain on investments	1,707,032

Net increase in net assets resulting from operations	$5,069,982

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$3,362,950	$3,527,438
Net realized gain on investments	132,706	172,081
Net change in unrealized appreciation/depreciation	1,574,326	3,013,563

Net increase in net assets resulting from operations	5,069,982	6,713,082
Total distributions (Note 6)	(3,362,950)	(3,527,438)
Net Fund share transactions (Note 4)	(3,926)	12,102,173

Total increase	1,703,106	15,287,817
Net assets:
Beginning of year	161,365,744	146,077,927

End of year	$163,068,850	$161,365,744

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.93	$11.68	$11.34	$11.50	$12.02

Income from investment operations:
Net investment income	0.25	0.27	0.29	0.31	0.32
Net gains/(losses) on investments	0.12	0.25	0.34	(0.16)	(0.52)

Total from investment operations	0.37	0.52	0.63	0.15	(0.20)
Less distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.29)	(0.31)	(0.32)

Net asset value, end of year	$12.05	$11.93	$11.68	$11.34	$11.50

Total return	3.12%	4.48%	5.69%	1.27%	(1.68)%
Net assets, end of year (in thousands)	$163,069	$161,366	$146,078	$131,178	$139,272
Ratio of net expenses to average net assets (a)	0.68%	0.69%	0.70%	0.70%	0.69%
Ratio of gross expenses to average net assets	0.68%	0.69%	0.71%	0.71%	0.69%
Ratio of net investment income to average net assets	2.07%	2.27%	2.58%	2.66%	2.73%
Portfolio turnover	7.79%	9.88%	13.02%	11.76%	11.50%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
23.81% of Net Assets
East Carolina University	5.000%	10/01/2027	Aa3	$250,000	$298,223
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	605,726
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	130,547
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	290,150
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	480,676
University of NC Wilmington	4.000	06/01/2029	A1	750,000	854,640
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	226,570
Western Carolina University	5.000	10/01/2025	Aa3	225,000	265,779

					3,152,311
REFUNDING BONDS
17.36% of Net Assets
Bertie County Limited Obligation**	4.000	06/01/2022	A2	200,000	206,752
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	129,431
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	27,283
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	107,016
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	119,596
Dare County NC Limited Obligation	5.000	06/01/2024	Aa2	335,000	349,985
Raleigh NC Limited ObligationRefunding	5.000	10/01/2023	Aa2	250,000	276,600
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	270,755
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	115,275
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	183,299
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	147,670
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	255,526
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	108,847

					2,298,035
MUNICIPAL UTILITY REVENUE BONDS
16.53% of Net Assets
Brunswick County NC EnterpriseSystem Revenue**	5.000	04/01/2027	Aa3	250,000	291,060
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	287,960
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	386,407
Lincoln County NC Enterprise System Revenue	5.000	08/01/2029	AA*	100,000	131,268
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	113,588
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	232,560
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	157,210
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	148,174
Pender County NC Limited Obligation	5.000	06/01/2027	Aa3	100,000	124,890
Pender County NC Limited Obligation	5.000	06/01/2028	Aa3	100,000	128,139
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	186,755

					2,188,011
SCHOOL IMPROVEMENT BONDS
11.02% of Net Assets
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa2	250,000	272,978
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	297,277
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	95,306
Scotland County NC	5.000	12/01/2025	A*	270,000	317,471
Scotland County NC	5.000	12/01/2026	A*	250,000	303,063
Scotland County NC	5.000	12/01/2027	A*	140,000	173,261

					1,459,356
PUBLIC FACILITIES REVENUE BONDS
8.14% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	584,670
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	172,744
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	319,966

					1,077,380
PREREFUNDED BONDS
4.53% of Net Assets
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	211,630
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2	100,000	101,609
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	287,172

					600,411

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.88% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000%	03/01/2029	A2	$120,000	$138,802
North Carolina State Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	25,977
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	348,797

					513,576
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.53% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	268,731
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	198,844

					467,575
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.43% of Net Assets
Wilmington NC Limited Obligation	4.000	06/01/2029	Aa1	150,000	184,950
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	136,565

					321,515
AD VALOREM PROPERTY BONDS
2.11% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa3	250,000	278,700

LEASE REVENUE BONDS
1.94% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	257,430

ESCROWED TO MATURITY BONDS
1.71% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	226,433

AIRPORT REVENUE BONDS
.76% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	100,538

Total Investments (cost $12,237,261 (See (a) below for further explanation) 97.75% of Net Assets					$12,941,271

Other assets in excess of liabilities 2.25%					298,426

Net Assets 100%					$13,239,697

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $12,237,261 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$707,467
Unrealized depreciation	(3,457)

Net unrealized appreciation	$704,010

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,941,271
Level 3	Significant Unobservable Inputs	—

$12,941,271

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $12,237,261)		$12,941,271
Cash		227,984
Interest receivable		103,416

Total assets		13,272,671
LIABILITIES:
Payable for:
Distributions to shareholders	4,382
Fund shares redeemed	2,372
Investment advisory fee	3,227
Transfer agent fee	1,606
Professional fees	4,126
Audit fees	3,358
Custodian expense	2,159
Trustees fees	1,566
Accrued expenses	10,178

Total liabilities		32,974

NET ASSETS:
Capital		12,535,639
Total distributable earnings		704,058

Net assets at value		$13,239,697

NET ASSET VALUE, offering price and redemption price per share (1,185,274 shares outstanding; unlimited number of shares authorized; no par value)		$11.17

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$299,381

Expenses:
Investment advisory fee	66,115
Transfer agent fee	19,835
Registration fees	9,182
Compliance fees	7,014
Custodian expense	6,751
Pricing fees	5,701
Professional fees	3,032
Trustees fees	1,394
Other expenses	5,978

Total expenses	125,002
Fees waived by Adviser (Note 2)	(32,485)
Custodian expense reduction (Note 7)	(28)

Net expenses	92,489

Net investment income	206,892

Realized and unrealized gain on investments:
Net realized gain	48
Net change in unrealized appreciation/depreciation	(31,639)

Net realized and unrealized gain on investments	(31,591)

Net increase in net assets resulting from operations	$175,301

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$206,892	$274,467
Net realized gain on investments	48	151,048
Net change in unrealized appreciation/depreciation	(31,639)	80,007

Net increase in net assets resulting from operations	175,301	505,522
Total distributions (Note 6)	(208,402)	(274,467)
Net Fund share transactions (Note 4)	295,632	(6,757,665)

Total increase/(decrease)	262,531	(6,526,610)
Net assets:
Beginning of year	12,977,166	19,503,776

End of year	$13,239,697	$12,977,166

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.20	$11.02	$10.64	$10.85	$11.05

Income from investment operations:
Net investment income	0.18	0.17	0.17	0.16	0.16
Net gains/(losses) on investments	(0.03)	0.18	0.38	(0.21)	(0.20)

Total from investment operations	0.15	0.35	0.55	(0.05)	(0.04)
Less distributions:
Distributions from net investment income	(0.18)	(0.17)	(0.17)	(0.16)	(0.16)
Distributions from capital gains	0.00 (b)	0.00	0.00	0.00	0.00

Net asset value, end of year	$11.17	$11.20	$11.02	$10.64	$10.85

Total return	1.32%	3.24%	5.19%	(0.45)%	(0.33)%
Net assets, end of year (in thousands)	$13,240	$12,977	$19,504	$22,267	$21,930
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.73%
Ratio of gross expenses to average net assets	0.95%	0.91%	0.88%	0.86%	0.82%
Ratio of net investment income to average net assets	1.56%	1.56%	1.55%	1.50%	1.49%
Portfolio turnover	1.94%	9.59%	13.59%	21.80%	11.15%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.39% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,669,052
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA*	250,000	293,983
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,727,760
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	585,930
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,736,798
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	962,705
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	902,231
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	847,448
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	288,295
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	358,911
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,137,400
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	569,640
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,053,000
Harpeth Valley Utilities	4.000	09/01/2045	AA+*	150,000	177,716
Harpeth Valley Utilities	4.000	09/01/2050	AA+*	250,000	294,935
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,062,620
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	286,570
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	286,853
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	896,900
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	937,992
Memphis TN Gas System Revenue **	4.000	12/01/2037	Aa1	1,310,000	1,535,962
Memphis TN Storm Water System Revenue	5.000	10/01/2038	Aa3	500,000	619,900
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	563,375
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	562,460
Metropolitan Government Nashville & Davidson County Water & Sewer **	5.000	07/01/2030	Aa2	3,250,000	3,547,241
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa2	500,000	545,520
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa2	575,000	627,348
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa2	250,000	308,285
Metropolitan Government Nashville & Davidson County Water & Sewer **	5.000	07/01/2040	Aa2	2,265,000	2,470,730
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	310,786
Williamson County Utilities	4.000	09/01/2041	AA*	500,000	591,125

					28,759,471
SCHOOL IMPROVEMENT BONDS
13.79% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	593,005
Coffee County TN	4.000	06/01/2041	AA-*	620,000	728,246
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	318,963
Franklin TN Special School District	4.000	06/01/2046	Aa1	750,000	910,658
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,372,433
Montgomery County TN	4.000	04/01/2036	AA*	260,000	301,917
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	2,226,045
Rhea County TN **	5.000	04/01/2029	A1	1,385,000	1,434,542
Shelby County TN	5.000	04/01/2037	Aa1	500,000	615,620
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,705,646
Wilson County TN 10th Special School District	4.000	04/01/2033	AA-*	655,000	774,079
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	237,590
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	648,511

					11,867,255
PREREFUNDED BONDS
11.55% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	538,235
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,076,310
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	269,289
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	40,000	40,084
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	261,032
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,450,173

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Shelby County TN Health Education & Housing Facilities	5.000%	05/01/2027	A1	$750,000	$779,543
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	753,838
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	700,000	808,115
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,388,420
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,064,290
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	523,460

					9,952,789
PUBLIC FACILITIES REVENUE BONDS
11.50% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,513,513
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	898,056
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	631,750
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,650,810
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	830,908
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,404,928
Pigeon Forge Industrial Development Board **	5.000	06/01/2029	AA*	2,120,000	2,127,441
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	853,018

					9,910,424
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.76% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	627,375
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,272,812
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	852,542
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,729,132
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	587,500
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	600,080
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,879,320

					7,548,761
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.63% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	3,000,300
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,134,462
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,838,853
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	598,975

					6,572,590
REFUNDING BONDS
5.53% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,200,060
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	481,667
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	560,260
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	279,840
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,123,750
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	280,205
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	279,985
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	559,530

					4,765,297
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.00% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	210,746
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	999,880
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	1,056,868
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,181,153

					3,448,647

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
2.99% of Net Assets
Metropolitan Nashville Airport Authority	5.000%	07/01/2034	A1	$800,000	$936,584
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	292,143
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,350,553

					2,579,280
Total Investments (cost $79,349,895) (See (a) below for further explanation) 99.14% of Net Assets					$85,404,514

Other assets in excess of liabilities .86%					742,268

Net Assets 100%					$86,146,782

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $79,349,895 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,054,619
Unrealized depreciation	—

Net unrealized appreciation	$6,054,619

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	85,404,514
Level 3	Significant Unobservable Inputs	—

$85,404,514

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $79,349,895)		$85,404,514
Cash		12,259
Interest receivable		1,053,152

Total assets		86,469,925
LIABILITIES:
Payable for:
Distributions to shareholders	214,004
Fund shares redeemed	33,356
Investment advisory fee	37,265
Transfer agent fee	9,314
Professional fees	18,225
Custodian expense	3,341
Trustees fees	2,258
Accrued expenses	5,380

Total liabilities		323,143

NET ASSETS:
Capital		80,264,556
Total distributable earnings		5,882,226

Net assets at value		$86,146,782

NET ASSET VALUE, offering price and redemption price per share (7,356,238 shares outstanding; unlimited number of shares authorized; no par value)		$11.71

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$2,785,678

Expenses:
Investment advisory fee	457,750
Transfer agent fee	115,860
Professional fees	21,165
Custodian expense	14,989
Compliance fees	6,501
Trustees fees	9,709
Pricing fees	8,371
Registration expense	4,524
Other expenses	10,206

Total expenses	649,075
Fees waived by Adviser (Note 2)	(9,565)
Custodian expense reduction (Note 7)	(62)

Net expenses	639,448

Net investment income	2,146,230

Realized and unrealized gain on investments:
Net realized gain	156,369
Net change in unrealized appreciation/depreciation	268,393

Net realized and unrealized gain on investments	424,762

Net increase in net assets resulting from operations	$2,570,992

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$2,146,230	$2,425,813
Net realized gain on investments	156,369	122,701
Net change in unrealized appreciation/depreciation	268,393	1,102,071

Net increase in net assets resulting from operations	2,570,992	3,650,585
Total distributions (Note 6)	(2,169,427)	(2,425,813)
Net Fund share transactions (Note 4)	(9,934,989)	(9,751,519)

Total decrease	(9,533,424)	(8,526,747)
Net assets:
Beginning of year	95,680,206	104,206,953

End of year	$86,146,782	$95,680,206

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.66	$11.51	$11.24	$11.44	$11.89

Income from investment operations:
Net investment income	0.27	0.28	0.30	0.31	0.33
Net gains/(losses) on investments	0.05	0.15	0.27	(0.20)	(0.45)

Total from investment operations	0.32	0.43	0.57	0.11	(0.12)
Less distributions:
Distributions from net investment income	(0.27)	(0.28)	(0.30)	(0.31)	(0.33)

Net asset value, end of year	$11.71	$11.66	$11.51	$11.24	$11.44

Total return	2.84%	3.77%	5.12%	0.94%	(1.03)%
Net assets, end of year (in thousands)	$86,147	$95,680	$104,207	$108,121	$108,260
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.35%	2.42%	2.63%	2.70%	2.82%
Portfolio turnover	2.75%	3.46%	6.46%	15.77%	9.27%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
22.99% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000%	02/01/2022	Aa3	$220,000	$224,961
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	287,800
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	136,723
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	210,049
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	215,619
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	110,485
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	175,648

					1,361,285
MUNICIPAL UTILITY REVENUE BONDS
22.53% of Net Assets
Chattanooga TN Electric Revenue **	5.000	09/01/2023	AA*	250,000	275,905
Erwin TN Utilities Authority Electric System	5.000	09/01/2026	A*	50,000	60,191
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	294,525
Maryville TN	4.000	06/01/2029	Aa3	250,000	289,430
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa2	100,000	109,505
Springfield TN	5.000	06/01/2027	Aa3	245,000	305,498

					1,335,054
REFUNDING BONDS
21.16% of Net Assets
Maryville TN	5.000	06/01/2026	Aa3	350,000	425,110
Memphis TN General Improvement **	5.000	11/01/2023	Aa2	350,000	388,612
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	243,092
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	83,085
Putnam County TN	4.000	04/01/2025	Aa2	100,000	113,235

					1,253,134
SCHOOL IMPROVEMENT BONDS
17.84% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	289,005
Milan TN Special School District	5.000	03/01/2028	AA*	170,000	215,395
Rhea County TN	4.000	04/01/2025	A1	250,000	257,085
White County TN	4.000	06/01/2027	AA-*	260,000	294,949

					1,056,434
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.59% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	140,810
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	113,790
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	254,178

					508,778
PREREFUNDED BONDS
2.07% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	101,703
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aaa	20,000	20,761

					122,464
AIRPORT REVENUE BONDS
1.82% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	107,508

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.67% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	39,719

Total Investments (cost $5,488,589) (See (a) below for further explanation) 97.67% of Net Assets					$5,784,376

Other assets in excess of liabilities 2.33%					137,727

Net Assets 100%					$5,922,103

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2021

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $5,488,589 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$297,972
Unrealized depreciation	(2,185)

Net unrealized appreciation	$295,787

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,784,376
Level 3	Significant Unobservable Inputs	—

$5,784,376

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $5,488,589)		$5,784,376
Cash		94,781
Interest receivable		60,168

Total assets		5,939,325
LIABILITIES:
Payable for:
Distributions to shareholders	1,839
Fund shares redeemed	890
Investment advisory fee	988
Transfer agent fee	871
Professional fees	2,374
Pricing fees	2,105
Postage expense	2,018
Audit fees	1,720
Custodian expense	1,425
Trustees fees	757
Accrued expenses	2,235

Total liabilities		17,222

NET ASSETS:
Capital		5,877,375
Total distributable gain		44,728

Net assets at value		$5,922,103

NET ASSET VALUE, offering price and redemption price per share (541,383 shares outstanding; unlimited number of shares authorized; no par value)		$10.94

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$141,230

Expenses:
Investment advisory fee	31,558
Transfer agent fee	9,468
Registration expense	8,449
Custodian expense	6,100
Compliance fees	6,722
Pricing expense	4,015
Professional fees	1,452
Trustees fees	669
Other expenses	2,523

Total expenses	70,956
Fees waived by Adviser (Note 2)	(26,732)
Custodian expense reduction (Note 7)	(25)

Net expenses	44,199

Net investment income	97,031

Realized and unrealized gain/(loss) on investments:
Net realized gain	18,522
Net change in unrealized appreciation/depreciation	(62,358)

Net realized and unrealized loss on investments	(43,836)

Net increase in net assets resulting from operations	$53,195

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$97,031	$111,556
Net realized gain on investments	18,522	1,796
Net change in unrealized appreciation/depreciation	(62,358)	122,943

Net increase in net assets resulting from operations	53,195	236,295
Total distributions (Note 6)	(97,031)	(111,556)
Net Fund share transactions (Note 4)	(634,312)	(763,504)

Total decrease	(678,148)	(638,765)
Net assets:
Beginning of year	6,600,251	7,239,016

End of year	$5,922,103	$6,600,251

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.02	$10.82	$10.52	$10.70	$10.93

Income from investment operations:
Net investment income	0.17	0.17	0.17	0.16	0.17
Net gains/(losses) on investments both realized and unrealized	(0.08)	0.20	0.30	(0.18)	(0.23)

Total from investment operations	0.09	0.37	0.47	(0.02)	(0.06)
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.17)	(0.16)	(0.17)

Net asset value, end of year	$10.94	$11.02	$10.82	$10.52	$10.70

Total return	0.81%	3.49%	4.48%	(0.17)%	(0.54)%
Net assets, end of year (in thousands)	$5,922	$6,600	$7,239	$10,003	$10,499
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.71%	0.70%	0.75%
Ratio of gross expenses to average net assets	1.12%	1.14%	1.08%	0.98%	0.88%
Ratio of net investment income to average net assets	1.54%	1.60%	1.57%	1.53%	1.59%
Portfolio turnover	5.75%	4.55%	10.64%	22.75%	10.95%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
60.30% of Net Assets
Federal Farm Credit Bank **	5.840%	07/20/2022	Aaa	$2,650,000	$2,809,678
Federal Farm Credit Bank **	5.250	10/25/2022	Aaa	1,150,000	1,227,331
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,140,050
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	1,085,520

					7,262,579
FEDERAL HOME LOAN BANK
34.26% of Net Assets
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,105,658
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,020,393

					4,126,051
FEDERAL HOME LOAN MORTAGE CORPORATION
3.97% of Net Assets
Federal Home Loan Mortage Corporation	1.400	07/28/2032	Aaa	500,000	478,119

Total Investments (cost $11,376,830) (See (a) below for further explanation) 98.53% of Net Assets					$11,866,749

Other assets in excess of liabilities 1.47%					177,283

Net Assets 100%					$12,044,032

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $11,376,830 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$511,300
Unrealized depreciation	(21,381)

Net unrealized appreciation	$489,919

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$11,866,749
Level 3	Significant Unobservable Inputs	—

$11,866,749

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $11,376,830)		$11,866,749
Cash		60,099
Interest receivable		138,282

Total assets		12,065,130
LIABILITIES:
Payable for:
Distributions to shareholders	3,856
Fund shares redeemed	275
Investment advisory fee	2,140
Transfer agent fee	1,606
Professional fees	2,630
Registration expense	2,228
Compliance fees	2,008
Custodian expense	274
Trustee fees	682
Accrued expenses	5,399

Total liabilities		21,098

NET ASSETS:
Capital		11,606,052
Total distributable earnings		437,980

Net assets at value		$12,044,032

(1,193,287 shares outstanding; unlimited number of shares authorized; no par value)		$10.09

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$447,176

Expenses:
Investment advisory fee	30,734
Transfer agent fee	23,051
Custodian expense	7,654
Printing expense	5,475
Registration expense	11,202
Compliance fees	7,300
Pricing fees	6,935
Professional fees	3,569
Trustee fees	1,637
Other expenses	4,590

Total expenses	102,147
Fees waived by Adviser (Note 2)	(92)
Custodian expense reduction (Note 7)	(32)

Net expenses	102,023

Net investment income	345,153

Realized and unrealized gain/(loss) on investments:
Net realized gain	89,183
Net change in unrealized appreciation/depreciation	(504,094)

Net realized and unrealized loss on investments	(414,911)

Net decrease in net assets resulting from operations	$(69,758)

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$345,153	$360,002
Net realized gain on investments	89,183	11,595
Net change in unrealized appreciation/depreciation	(504,094)	365,868

Net increase/(decrease) in net assets resulting from operations	(69,758)	737,465
Total distributions (Note 6)	(345,153)	(360,002)
Net Fund share transactions (Note 4)	(3,218,481)	172,086

Total increase/(decrease)	(3,633,392)	549,549
Net assets:
Beginning of year	15,677,424	15,127,875

End of year	$12,044,032	$15,677,424

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.37	$10.12	$9.87	$10.23	$10.70

Income from investment operations:
Net investment income	0.23	0.24	0.25	0.25	0.26
Net gains/(losses) on investments	(0.28)	0.25	0.25	(0.36)	(0.47)

Total from investment operations	(0.05)	0.49	0.50	(0.11)	(0.21)
Less distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.25)	(0.25)	(0.26)

Net asset value, end of year	$10.09	$10.37	$10.12	$9.87	$10.23

Total return	(0.49)%	4.88%	5.12%	(1.05)%	(1.99)%
Net assets, end of year (in thousands)	$12,044	$15,677	$15,128	$15,033	$15,606
Ratio of net expenses to average net assets (a)	0.66%	0.68%	0.69%	0.61%	0.58%
Ratio of gross expenses to average net assets	0.67%	0.68%	0.69%	0.61%	0.58%
Ratio of net investment income to average net assets	2.25%	2.33%	2.50%	2.53%	2.49%
Portfolio turnover	3.35%	5.07%	0.00%	1.99%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.11% of Net Assets
Alexandria LA Utilities	3.087%	05/01/2043	AA*	$300,000	$315,497
Barnesville GA Water & Sewer	3.175	09/01/2046	AA*	250,000	248,918
Benton WA Public Water Authority	3.200	10/01/2044	AA*	200,000	207,498
Cleveland OH Water	3.205	01/01/2042	Aa2	250,000	264,605
Eagle River CO Water & Sanitation District	3.010	12/01/2042	AA*	325,000	334,516
Franklin County WA Pulbic Utility District	2.974	09/01/2041	A1/A+*	150,000	150,764
Grant County WA Public Utility District	3.336	01/01/2041	Aa3	125,000	131,393
Lansing MI Board of Water & Light Utilities	3.525	07/01/2041	Aa3	300,000	322,179
Louisville & Jefferson County KY Metropolitan Sewer District	2.650	05/15/2044	Aa3	400,000	394,575
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	314,524
New Orleans LA Sewage	2.939	06/01/2045	AA*	250,000	249,100
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	137,864
OK State Water Resources Board State Loan Program	2.910	10/01/2045	AAA*	200,000	207,740
Pasco WA Water & Sewer Revenue	3.272	12/01/2040	AA-*	245,000	255,199
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	367,206
Russellville AR Water & Sewer	2.816	07/01/2040	AA*	245,000	250,116
South Central CT Regional Water Authority	3.262	08/01/2044	Aa3	250,000	260,635
West Knox Utilities District Knox County TN Water and Sewer **	6.900	06/01/2040	AA+*	400,000	420,932

					4,833,261
PUBLIC FACILITIES REVENUE BONDS
13.95% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	302,464
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	222,574
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	285,158
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	201,635
Oklahoma State Capitol Improvement Authority	3.078	07/01/2040	AA-*	250,000	256,098
Pompano Beach FL Certificate of Participation	5.579	01/01/2040	A1	225,000	249,932
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	91,458
Tuscon AZ Certificate of Participation	4.831	07/01/2034	A1	130,000	165,454
Wilmington NC Limited Obligation	3.090	06/01/2040	Aa1	250,000	261,725

					2,036,498
SCHOOL IMPROVEMENT BONDS
8.85% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	276,462
Scotts Bluff County NE School District	2.519	12/01/2039	AA-*	250,000	248,500
Sedgwick County KS Unified School District	3.002	10/01/2043	Aa3	250,000	254,290
Westminster CO Public Schools Certificates of Participation	3.100	12/01/2040	A1	250,000	257,425
White Settlement TX Independent School District	2.843	08/15/2045	AAA*	250,000	255,310

					1,291,987
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.58% of Net Assets
Mesa CO State College Auxiliary	5.800	05/15/2040	Aa2	170,000	233,430
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	152,684
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	422,955
OK Development Finance Authority	2.930	06/01/2041	AA-*	135,000	136,694
TN State School Bond Authority	2.661	11/01/2045	Aa1	300,000	307,680

					1,253,443
REFUNDING BONDS
8.28% of Net Assets
Bangor ME	2.546	07/15/2042	Aa2	250,000	251,923
Homewood AL Warrants	2.753	09/01/2046	Aa2	250,000	250,258
Leeds AL	3.097	05/01/2048	AA*	300,000	304,952
Oxford AL	2.684	01/01/2045	Aa2	400,000	401,940

					1,209,073
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.79% of Net Assets
TN Housing Development Agency	3.104	07/01/2040	Aa1	250,000	258,685
TN Housing Development Agency	3.254	01/01/2045	Aa1	150,000	155,397
Uptown Development Authority Texas	3.464	09/01/2040	A2	200,000	208,076

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
VA State Housing Development	3.130%	11/01/2045	Aa1	$250,000	$256,653
VA State Housing Development	3.230	11/01/2050	Aa1	250,000	257,750

					1,136,561
MARINA/PORT AUTHORITY REVENUE BONDS
5.50% of Net Assets
Massachusetts State Port Authority	2.719	07/01/2042	Aa2	500,000	493,600
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	308,580

					802,180
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.05% of Net Assets
KY State Property & Buildings Build America **	5.921	11/01/2030	A1	250,000	310,910
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	133,676

					444,586
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.96% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	431,592

AD VALOREM PROPERTY BONDS
1.80% of Net Assets
Parker CO Water & Sanitation District	3.062	08/01/2040	AA+*	250,000	262,185

MASS TRANSIT BONDS
1.78% of Net Assets
Dallas Area Rapid Transit	3.039	12/01/2043	Aa2	250,000	259,963

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.77% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	258,943

AIRPORT REVENUE BONDS
.89% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	129,344

Total Investments (cost $13,440,474) (See (a) below for further explanation) 98.31% of Net Assets					$14,349,616

Other assets in excess of liabilities 1.69%					246,608

Net Assets 100%					$14,596,224

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 7

(a)	Cost for federal income tax purposes is $13,457,789 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$909,524
Unrealized depreciation	(17,697)

Net unrealized appreciation	$891,827

Other Information

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	14,349,616
Level 3	Significant Unobservable Inputs	—

$14,349,616

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021

ASSETS:
Investments in securities, at fair value (Cost: $13,440,474)		$14,349,616
Cash		146,053
Interest receivable		139,339

Total assets		14,635,008
LIABILITIES:
Payable for:
Distributions to shareholders	9,958
Fund shares redeemed	169
Investment advisory fee	3,372
Transfer agent fee	1,734
Trustees fees	9,995
Professional fees	4,581
Registration expense	4,395
Custodian expense	3,389
Accrued expenses	1,191

Total liabilities		38,784

NET ASSETS:
Capital		13,721,904
Total distributable earnings		874,320

Net assets at value		$14,596,224

NET ASSET VALUE, offering price and redemption price per share (1,419,300 shares outstanding; unlimited number of shares authorized; no par value)		$10.28

STATEMENT OF OPERATIONS

For the year ended June 30, 2021

Net investment income:
Interest income	$570,613

Expenses:
Investment advisory fee	72,201
Transfer agent fee	21,660
Registration expense	17,698
Custodian expense	7,799
Compliance fees	7,201
Pricing fees	4,621
Professional fees	3,227
Trustees fees	1,495
Other expenses	3,374

Total expenses	139,276
Fees waived by Adviser (Note 2)	(38,181)
Custodian expense reduction (Note 7)	(32)

Net expenses	101,063

Net investment income	469,550

Realized and unrealized gain/loss on investments:
Net realized gain	13,018
Net change in unrealized appreciation/depreciation	(93,169)

Net realized and unrealized gain/(loss) on investments	(80,151)

Net increase in net assets resulting from operations	$389,399

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2021 and 2020

	2021	2020
Operations:
Net investment income	$469,550	$584,117
Net realized gain on investments	13,018	123,316
Net change in unrealized appreciation/depreciation	(93,169)	(65,148)

Net increase in net assets resulting from operations	389,399	642,285
Total distributions (Note 6)	(558,521)	(629,639)
Net Fund share transactions (Note 4)	1,042,989	1,470,928

Total increase	873,867	1,483,574
Net assets:
Beginning of year	13,722,357	12,238,783

End of year	$14,596,224	$13,722,357

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.40	$10.39	$10.24	$10.48	$10.98

Income from investment operations:
Net investment income	0.34	0.52	0.51	0.51	0.47
Net gains/(losses) on investments	(0.06)	0.01	0.15	(0.24)	(0.43)

Total from investment operations	0.28	0.53	0.66	0.27	0.04
Less distributions:
Distributions from net investment income	(0.34)	(0.52)	(0.51)	(0.51)	(0.47)
Distributions from capital gains	(0.06)	0.00	0.00	0.00	(0.07)

Total distributions	(0.40)	(0.52)	(0.51)	(0.51)	(0.54)

Net asset value, end of year	$10.28	$10.40	$10.39	$10.24	$10.48

Total return	2.72%	5.20%	6.64%	2.66%	0.78%
Net assets, end of year (in thousands)	$14,596	$13,722	$12,239	$10,957	$11,037
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.62%
Ratio of gross expenses to average net assets	0.96%	1.02%	1.00%	0.92%	0.74%
Ratio of net investment income to average net assets	3.30%	4.62%	4.99%	4.95%	4.79%
Portfolio turnover	33.27%	16.28%	3.58%	4.31%	11.04%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Board of Trustees of the Trust (the “Board”). The Board is responsible for, among other things, determining and monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Pricing Review Committee to fair value the security in accordance with policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Pricing Review Committee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Pricing Review Committee are reviewed by the Valuation Committee, which consists of all the Independent

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

1.	Organization and Significant Accounting Policies, continued

Trustees. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2021, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2021. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2021, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2021 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the “Adviser”) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the year ended June 30, 2021, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$26,544
Kentucky Tax-Free Income Series	-0-
Kentucky Tax-Free Short-to-Medium Series	37,445
Mississippi Tax-Free Income Series	29,061
North Carolina Tax-Free Income Series	63
North Carolina Tax-Free Short-to-Medium Series	32,485
Tennessee Tax-Free Income Series	9,565
Tennessee Tax-Free Short-to-Medium Series	26,732
Intermediate Government Bond Series	92
Taxable Municipal Bond Series	38,181

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% of 1% on the first $20,000,000 of average net assets and 0.12% of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the year ended June 30, 2021, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2021, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$5,021,491	$3,643,924
Kentucky Tax-Free Income Series	109,205,063	57,687,271
Kentucky Tax-Free Short-to-Medium Series	4,385,010	5,568,095
Mississippi Tax-Free Income Series	1,505,689	983,365
North Carolina Tax-Free Income Series	17,017,002	12,432,071
North Carolina Tax-Free Short-to-Medium Series	842,310	250,194
Tennessee Tax-Free Income Series	2,484,254	10,094,009
Tennessee Tax-Free Short-to-Medium Series	349,755	771,460
Intermediate Government Bond Series	499,500	3,113,050
Taxable Municipal Bond Series	6,403,962	4,753,622

4.	Capital Shares

As of June 30, 2021 and June 30, 2020, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	293,496	$3,764,316	246,080	$3,104,504
Shares reinvested	19,958	255,760	22,101	278,564
Shares redeemed	(259,812)	(3,338,207)	(231,029)	(2,881,885)
Net increase	53,642	$681,869	37,152	$501,183

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

4.	Capital Shares, continued

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	16,706,588	$133,445,698	13,023,200	$102,778,654
Shares reinvested	1,716,683	13,703,841	1,823,759	14,358,125
Shares redeemed	(16,656,182)	(133,013,154)	(14,690,719)	(115,272,687)
Net increase	1,767,089	$14,136,385	156,240	$1,864,092

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	981,085	$5,340,565	1,286,611	$6,918,260
Shares reinvested	75,976	413,264	89,454	482,014
Shares redeemed	(1,483,345)	(8,070,761)	(2,964,910)	(15,976,039)
Net decrease	(426,284)	$(2,316,932)	(1,588,845)	$(8,575,765)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	139,052	$1,722,024	106,403	$1,308,777
Shares reinvested	8,134	100,664	8,169	100,197
Shares redeemed	(125,113)	(1,551,245)	(143,944)	(1,741,993)
Net increase/(decrease)	22,073	$271,443	(29,372)	$(333,019)

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,470,661	$29,730,671	2,544,879	$30,018,744
Shares reinvested	174,207	2,091,395	175,039	2,066,064
Shares redeemed	(2,644,285)	(31,825,992)	(1,697,222)	(19,982,635)
Net increase/(decrease)	583	$(3,926)	1,022,696	$12,102,173

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	100,230	$1,125,345	279,136	$3,113,820
Shares reinvested	13,703	153,756	18,316	203,660
Shares redeemed	(87,590)	(983,469)	(908,354)	(10,075,145)
Net increase/(decrease)	26,343	$295,632	(610,902)	$(6,757,665)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	471,541	$5,524,640	481,990	$5,602,354
Shares reinvested	113,232	1,324,566	130,095	1,507,977
Shares redeemed	(1,434,600)	(16,784,195)	(1,455,917)	(16,861,850)
Net decrease	(849,827)	$(9,934,989)	(843,832)	$(9,751,519)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

4.	Capital Shares, continued

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	47,536	$523,861	28,717	$313,936
Shares reinvested	6,690	73,621	7,600	82,906
Shares redeemed	(111,880)	(1,231,794)	(106,624)	(1,160,346)
Net decrease	(57,654)	$(634,312)	(70,307)	$(763,504)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	143,600	$1,473,275	106,461	$1,087,209
Shares reinvested	28,503	291,636	28,982	296,444
Shares redeemed	(490,423)	(4,983,392)	(118,712)	(1,211,567)
Net increase/(decrease)	(318,320)	$(3,218,481)	16,731	$172,086

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2021		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	241,742	$2,502,800	149,035	$1,543,704
Shares reinvested	38,485	397,308	41,121	427,824
Shares redeemed	(180,823)	(1,857,119)	(47,990)	(500,600)
Net increase	99,404	$1,042,989	142,166	$1,470,928

5.	Principal Risks

Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

State-Specific Concentration Risk

Investment in a state-specific Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the state-specific Fund invest in state-specific municipal securities, economic, regulatory and political events in such states are likely to directly affect the state-specific Fund’s investments and its performance.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

5.	Principal Risks, continued

discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (“NAV”) of our shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

Since these Funds are non-diversified, they may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

An outbreak of respiratory disease caused by a novel coronavirus (“COVID-19”) was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 resulted in closing borders, enhanced health screenings, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may last for an extended period of time and result in a substantial economic disruption. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on an investment in a Fund.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

6.	Federal Income Taxes

At June 30, 2021, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term		Total
Kentucky Tax-Free Short-to-Medium Series	$90,941	$		$90,941
North Carolina Tax-Free Income Series	1,223,284		226,158	1,449,442
Tennessee Tax-Free Income Series	149,197			149,197
Tennessee Tax-Free Short-to-Medium Series	2,170		248,889	251,059
Intermediate Government Bond Series	51,938			51,938
Taxable Municipal Bond Series			17,508	17,508

During the year ended June 30, 2021, the following Funds utilized capital loss carry-forwards as follows:

Alabama Tax Free Income Series	$71,405
Kentucky Tax-Free Short-to-Medium Series	23,245
North Carolina Tax-Free Income Series	132,706
Tennessee Tax-Free Income Series	156,369
Tennessee Tax-Free Short-to-Medium Series	20,692
Intermediate Government Bond Series	89,184

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended June 30, 2021, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the years ended June 30, 2021 and 2020 were as follows:

	2021			2020
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$625,892	$—	$—	$680,102	$—	$—
Kentucky Tax-Free Income Series	24,521,135	—	505,459	25,818,863	—	—
Kentucky Tax-Free Short-to-Medium Series	781,394	—	—	865,554	—	—
Mississippi Tax-Free Income Series	251,706	—	21,270	275,568	—	14,209
North Carolina Tax-Free Income Series	3,362,950	—	—	3,527,438	—	—
North Carolina Tax-Free Short-to-Medium Series	206,892	1,510	—	274,467	—	—
Tennessee Tax-Free Income Series	2,169,427	—	—	2,425,813	—	—
Tennessee Tax-Free Short-to-Medium Series	97,031	—	—	111,556	—	—
Intermediate Government Bond Series	—	345,153	—	—	360,002	—
Taxable Municipal Bond Series	—	476,175	82,346	—	629,639	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

6.	Federal Income Taxes, continued:

At June 30, 2021, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$		$83,653	$1,658	$1,999,255
Kentucky Tax-Free Income		—	2,733,716	37,008	69,687,725
Kentucky Tax-Free Short-to-Medium		—	27,073	—	1,935,736
Mississippi Tax-Free Income		—	37,856	20,016	732,449
North Carolina Tax-Free Income		—	271,257	—	11,060,135
North Carolina Tax-Free Short-to-Medium		—	4,382	48	704,010
Tennessee Tax-Free Income		—	190,807	—	6,054,619
Tennessee Tax-Free Short-to-Medium		—	1,839	—	295,787
Intermediate Government Bond		3,856	—	—	489,919
Taxable Municipal Bond Series		9,958	—	—	891,827

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/ (Losses)
Alabama Tax-Free Income	$-0-	$(83,653)	$2,000,913
Kentucky Tax-Free Income	-0-	(2,733,716)	69,724,733
Kentucky Tax-Free Short-to-Medium	(90,941)	(27,073)	1,844,795
Mississippi Tax-Free Income	-0-	(37,856)	752,466
North Carolina Tax-Free Income	(1,449,442)	(271,257)	9,610,693
North Carolina Tax-Free Short-to-Medium	-0-	(4,382)	704,058
Tennessee Tax-Free Income	(149,197)	(214,004)	5,882,226
Tennessee Tax-Free Short-to-Medium	(251,059)	(1,839)	44,728
Intermediate Government Bond	(51,939)	(3,856)	437,980
Taxable Municipal Bond Series	(17,507)	(9,958)	874,320

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The agreement expires on August 23, 2021, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

7.	Line of Credit Agreement and Custodian Agreement, continued

At June 30, 2021, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2021, the average interest rate on borrowings was 3.25% and the largest borrowing amount, the date of the largest borrowing and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$479,000	12/30/2020	$2,715
Kentucky Tax Free Income Series	138,000	09/11/2020	3,186
Kentucky Tax-Free Short-to-Medium Series	430,000	01/25/2021	4,521
Mississippi Tax-Free Income Series	526,000	12/07/2020	1,660
North Carolina Tax-Free Income Series	1,797,000	01/20/2021	33,477
North Carolina Tax-Free Short-to-Medium Series	4,000	03/02/2021	11
Tennessee Tax-Free Income Series	3,182,000	03/29/2021	30,090
Tennessee Short-to-Medium Tax-Free Series	187,000	08/28/2021	2,074
Intermediate Government Bond Series	270,000	03/18/2021	4,296
Taxable Municipal Bond Series	119,000	02/17/2021	1,334

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

8.	Shares of Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At June 30, 2021, the following shareholders held over 25% of a Fund’s shares outstanding:

	Name of Shareholders	Percentage of Ownership
Mississippi Tax-Free Income Series	SEI Private Trust Company	32.28
Taxable Municipal Bond Series	Hardin County Water District No. 2	28.78

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprising Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (the “Funds”), as of June 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2021, and the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended June 30, 2020 and prior, were audited by other auditors, whose report dated August 26, 2020, except for the effects of the restatement discussed in Note 9 (not presented herein) to the financial statements appearing under Item 1 of the Fund’s 2020 annual report on Form N-CSR, as to which the date is October 9, 2020, expressed an unqualified opinion on those financial statements and financial highlights and included a paragraph regarding the correction of a misstatement related to a clerical error on the statement of operations and statement of changes in net assets for the North Carolina Tax-Free Income Series.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 26, 2021

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2021

Change of Independent Auditor

On February 25, 2021, the Board appointed, upon recommendation of the Audit Committee, Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm of the Trust for the fiscal year ending June 30, 2021.

Ernst & Young, LLP (“EY”) resigned as the independent registered public accounting firm of the Trust on March 2, 2021 subsequent to notification from the Audit Committee on February 25, 2021. EY’s report on the financial statements of the Trust for the past three fiscal years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s three most recent fiscal years and through March 2, 2021, there were no (1) disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to EY’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee Chair of Nominating Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014-2021; online business support services for equestrian events); President, H&S1 KY Lexington, LLC (2017 to present; health and wellness)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (self-employed strategic marketing consultant; 2012-present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee Chair of Audit Committee	Indefinite Term/ October 2011	Vice President for Finance and Business, Transylvania University (2009-June 30, 2021 retired)	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term Since August 2019	Managing Member of Knox Consulting LLC (October 2020-present), project management, advocacy, and organization-optimization services; General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017-2020); Sr. Director of Philanthropy UK Health Care (2016-2017); Executive Director, Fayette Alliance (2006-2016)	10	Sayre School Board, Fayette Alliance Board
Interested Trustees and Officers of the Trust
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 (1962)	President Trustee	Annual Term/ President, May 2018 to present; Executive Vice President, October 2005 to May 2018 Trustee since 2019	President, Dupree & Company, Inc.	10	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President	Annual Term/ May 2018 to present	Attorney/Registered Representative Dupree & Company, Inc. (2017 to present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003-2017)	N/A	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2021

Trustee and officer information, continued:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Secretary, Treasurer	Annual Term/ Vice President, October 1999 to present; Secretary and Treasurer, October 1999 to present	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 to present	Vice President of Dupree & Company, Inc.	N/A	N/A
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Compliance Officer	Annual Term/ August 2017 to present	Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016-present)	N/A	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of June 30, 2021, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2021, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ended June 30, 2021, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Liquidity Risk Management Program

The Trust has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Trust’s Board of Trustees (the “Board”) designated certain officers of the Trust as the administrator of the Program (“Liquidity Administrator”). The Program is reasonably designed to assess and manage the liquidity risk of each Fund. Liquidity risk is the risk that each Fund could not meet requests to redeem shares issued by each Fund without significant dilution of remaining investors’ interests.

The Liquidity Administrator provided a written report to the Board for consideration at its May 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from April 1, 2020 through March 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program operated effectively and was adequately and effectively implemented to assess and manage each Fund’s liquidity risk. The Liquidity Administrator also reported that there were no liquidity events that impacted each Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each Fund may be subject, can be found in each fund’s prospectus.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2021

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2021	Beginning Account Value January 1, 2021*	Ending Account Value June 30, 2021**	Expenses Paid During the Six Months Ended June 30, 2021
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,020.83	$3.48
Hypothetical	.70	1,000.00	1,024.79	3.49
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,022.96	2.74
Hypothetical	.56	1,000.00	1,024.79	2.74
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,009.22	3.46
Hypothetical	.70	1,000.00	1,024.79	3.48
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,013.29	3.46
Hypothetical	.70	1,000.00	1,024.79	3.48
North Carolina Tax-Free Income Series
Actual	.68	1,000.00	1,015.47	3.35
Hypothetical	.68	1,000.00	1,024.79	3.37
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,006.55	3.45
Hypothetical	.70	1,000.00	1,024.79	3.48
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,014.08	3.45
Hypothetical	.70	1,000.00	1,024.79	3.46
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,004.02	3.44
Hypothetical	.70	1,000.00	1,024.79	3.48

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2021

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2021	Beginning Account Value January 1, 2021*	Ending Account Value June 30, 2021**	Expenses Paid During the Six Months Ended June 30, 2021
Intermediate Government Bond Series
Actual	.66%	$1,000.00	$997.57	$3.26
Hypothetical	.66	1,000.00	1,024.79	3.30
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,013.49	3.46
Hypothetical	.70	1,000.00	1,024.79	3.48

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has not adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant believes that the registrant’s code of ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940 covers such officers and persons.

Item 3. Audit Committee Financial Expert: The board has determined that Marc A. Mathews possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Mathews as the audit committee financial expert. Mr. Mathews is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.

Year ended June 30, 2020:	$161,300
Year ended June 30, 2021	$128,000

(b)	Audit Related Fees.

Year ended June 30, 2020:	None
Year ended June 30, 2021	$4,718

(c)	Tax Fees (consisting of income and excise tax compliance services)

Year ended June 30, 2020:	$44,900
Year ended June 30, 2021	$40,000

(d)	All Other Fees (Fees for all other services)

Year ended June 30, 2020	$30,900

(consisted of examination of transfer agent ($11,700); Anti-Money Laundering advisory services ($9,200) and Review of Semi-Annual report ($10,000))

Year ended June 30, 2021	$19,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($7,000))

(e)

(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2021.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2020:	$75,800
Year ended June 30, 2021:	$59,000

(h)	Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a)	Included as part of item 1.
(b)	Not Applicable

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)(1)	Code of Ethics
(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable
(a)(4)	Change in the registrant’s Independent Public Accountant
(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III, President

Date: August 27, 2021